Group Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 20,251	$ 23,158	$ 33,936
Dividends from equity accounted units		610	879	1,431
Cash flows from operations		20,861	24,037	35,367
Net interest paid		(612)	(573)	(438)
Dividends paid to holders of non-controlling interests in subsidiaries		(462)	(421)	(1,090)
Tax paid		(4,627)	(6,909)	(8,494)
Net cash generated from operating activities		15,160	16,134	25,345
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(7,086)	(6,750)	(7,384)
Sales of property, plant and equipment and intangible assets		9	0	61
Acquisitions of subsidiaries, joint ventures and associates		(834)	(850)	0
Disposals of subsidiaries, joint ventures, joint operations and associates		0	80	4
Purchases of financial assets		(39)	(55)	(45)
Sales of financial assets	[2],[3]	1,220	892	114
Net (funding of)/receipts from equity accounted units		(144)	(75)
Net (funding of)/receipts from equity accounted units				6
Other investing cash flows	[4]	(88)	51	85
Net cash used in investing activities		(6,962)	(6,707)	(7,159)
Cash flows before financing activities		8,198	9,427	18,186
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(6,470)	(11,727)	(15,357)
Proceeds from additional borrowings	[5]	1,833	321	1,488
Repayments of borrowings and associated derivatives	[5]	(310)	(790)	(1,707)
Lease principal payments		(426)	(374)	(358)
Proceeds from issue of equity to non-controlling interests		127	86	66
Purchase of non-controlling interest	[6]	(33)	(2,961)	0
Other financing cash flows		2	(28)	6
Net cash used in financing activities		(5,277)	(15,473)	(15,862)
Effects of exchange rates on cash and cash equivalents		(23)	15	100
Net increase/(decrease) in cash and cash equivalents		2,898	(6,031)	2,424
Opening cash and cash equivalents less overdrafts		6,774	12,805	10,381
Closing cash and cash equivalents less overdrafts		$ 9,672	$ 6,774	$ 12,805

[1]

Notes to the Group Cash Flow Statement
(a) Cash flows from consolidated operations	Note	2023 US$m	2022 US$m	2021 US$m
Profit after tax for the year (comparative restated)(g)		9,953	13,048	22,597
Adjustments for:
– Taxation (comparative restated)(g)		3,832	5,614	8,236
– Finance items		1,713	1,846	26
– Share of profit after tax of equity accounted units		(675)	(777)	(1,042)
– Loss on disposal of interest in subsidiary	5	—	105	—
– Impairment charges of investments in equity accounted units after tax	4	—	202	—
– Net impairment charges/(reversals)	4	936	(150)	269
– Depreciation and amortisation		5,334	5,010	4,697
– Provisions (including exchange differences on provisions)		1,470	1,006	1,903
– Pension settlement		—	—	(291)
Utilisation of other provisions	36	(104)	(176)	(128)
Utilisation of provisions for close-down and restoration	14	(777)	(609)	(541)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(277)	(254)	(231)
Change in inventories		(422)	(1,185)	(1,397)
Change in receivables and other assets(h)		(418)	20	(367)
Change in trade and other payables		(86)	700	685
Other items(i)		(228)	(1,242)	(480)
		20,251	23,158	33,936

[2]	In 2022, Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA. Refer to note 1 and note 7.
[3]	In 2023, we received net proceeds of US$1,157 million (2022: US$352 million and 2021: US$107 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.

[4]	In 2022, Other investing cash flows includes inflows relating to payments from a trust fund controlled by the Government of Australia to Energy Resources Australia (ERA) for closure activity that has been completed. At 31 December 2023 the total amount held in the trust fund was US$349 million (31 December 2022: US$329 million). In 2021, Other investing cash flows included a net settlement upon completion of a transaction increasing the Group’s 60% share in the Diavik Diamond Mine to sole ownership.

[5]	On 7 March 2023, we issued US$650 million 10-year fixed rate, and US$1.1 billion of 30-year fixed rate, SEC-registered bonds. The 10-year notes, which mature on 9 March 2033, have a coupon of
5% and the 30-year notes, which mature on 9 March 2053, have a coupon of 5.125%. The funds were received net of issuance fees and discount. There were no debt securities issued during the year ended 31 December 2022. In 2021, we issued US$1.25 billion 30-years fixed rate SEC-registered debt securities, which expire on 2 November 2051, with a coupon of 2.75%. The funds were received net of issuance fees and discount. We also completed a US$1.2 billion (nominal value) bond buyback program.

[6]	On 16 December 2022, we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022,
US$2,961 million had been paid, including US$33 million of transaction costs. In 2023, further transaction costs of US$33 million were paid, the balance to dissenting shareholders remains unpaid.